DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2024	2023
Interest rate swaps	27,261	27,930
Foreign currency swaps	—	—
Bunker derivatives	33	140
Forward freight agreements	—	—
Asset Derivatives - Fair Value	27,294	28,070

(in thousands of $)	2024	2023
Interest rate swaps	—	—
Foreign currency swaps	74	2
Bunker derivatives	—	170
Forward freight agreements	—	—
Liability Derivatives - Fair Value	74	172

During 2024, 2023 and 2022, the following were recognized and presented under "Gain on derivatives" in the consolidated statement of comprehensive income:

(in thousands of $)		2024	2023	2022
Interest rate swaps	Interest income (expense)	15,481	15,710	(466)
	Unrealized fair value gain (loss)	(664)	(4,929)	40,614
Foreign currency swaps	Realized gain (loss)	(188)	124	(194)
	Unrealized fair value gain (loss)	—	—	113
Forward freight agreements	Realized gain (loss)	270	(1,137)	(579)
	Options	—	—	—
Bunker derivatives	Realized gain (loss)	167	710	1,518
	Unrealized fair value gain (loss)	146	893	(1,038)
		15,212	11,371	39,968